Note 21 - Borrowings - Maturity of Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 305,722	$ 437,398	$ 583,437
Interest to be accrued (*)	3,679	6,942
Total	309,401	444,340
Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	305,354	425,999
Interest to be accrued (*)	3,640	6,270
Total	308,994	432,269
Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings		11,399
Interest to be accrued (*)	15	672
Total	15	12,071
Later than two years and not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	92
Interest to be accrued (*)	11
Total	103
Later than three years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	276
Interest to be accrued (*)	13
Total	289
Other borrowings [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	305,722	437,398
Other borrowings [member] | Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	305,354	425,999
Other borrowings [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings		11,399
Other borrowings [member] | Later than two years and not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	92
Other borrowings [member] | Later than three years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 276